UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21337

Western Asset Global High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET

GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2008

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited)

August 31, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 45.9%
CONSUMER DISCRETIONARY — 8.2%
Auto Components — 0.6%
1,660,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$1,485,700
1,500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	615,000
	Visteon Corp., Senior Notes:
484,000	8.250% due 8/1/10	411,400
1,249,000	12.250% due 12/31/16 (a)	861,810
	Total Auto Components	3,373,910
Automobiles — 1.1%
	Ford Motor Co.:
	Debentures:
545,000	8.875% due 1/15/22	280,675
275,000	8.900% due 1/15/32	147,125
7,205,000	Notes, 7.450% due 7/16/31	3,746,600
	General Motors Corp.:
570,000	Notes, 7.200% due 1/15/11	367,650
	Senior Debentures:
300,000	8.250% due 7/15/23	147,750
3,570,000	8.375% due 7/15/33	1,785,000
	Total Automobiles	6,474,800
Diversified Consumer Services — 0.2%
	Education Management LLC/Education Management Finance Corp.:
430,000	Senior Notes, 8.750% due 6/1/14	393,987
595,000	Senior Subordinated Notes, 10.250% due 6/1/16	524,344
	Service Corp. International, Senior Notes:
185,000	7.625% due 10/1/18	178,525
210,000	7.500% due 4/1/27	172,725
	Total Diversified Consumer Services	1,269,581
Hotels, Restaurants & Leisure — 1.8%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	524,812
675,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	10,125
539,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	429,853
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	844,375
255,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	248,625
1,000,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	717,500
	MGM MIRAGE Inc.:
560,000	Notes, 6.750% due 9/1/12	484,400
	Senior Notes:
675,000	5.875% due 2/27/14	543,375
30,000	6.625% due 7/15/15	24,075
725,000	7.625% due 1/15/17	600,844
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14	499,500
625,000	6.875% due 2/15/15	440,625
876,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	917,610
95,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	88,825
830,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	576,850
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,032,125
150,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	110,625

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 1.8% (continued)
	Station Casinos Inc., Senior Notes:
110,000	6.000% due 4/1/12	$77,275
760,000	7.750% due 8/15/16	516,800
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,980,000
	Total Hotels, Restaurants & Leisure	10,668,219
Household Durables — 0.7%
80,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	76,400
1,735,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	1,780,544
2,180,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,180,000
445,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12	398,275
	Total Household Durables	4,435,219
Internet & Catalog Retail — 0.0%
90,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	87,975
Media — 2.9%
	Affinion Group Inc.:
1,105,000	Senior Notes, 10.125% due 10/15/13	1,093,950
380,000	Senior Subordinated Notes, 11.500% due 10/15/15	372,400
3,257,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,516,032
849,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	764,100
185,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	123,025
285,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	189,525
1,150,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	1,213,250
575,000	CMP Susquehanna Corp., 9.875% due 5/15/14	362,250
	CSC Holdings Inc.:
425,000	Senior Debentures, 8.125% due 8/15/09	432,438
	Senior Notes:
550,000	8.125% due 7/15/09	558,938
250,000	7.625% due 4/1/11	252,500
575,000	6.750% due 4/15/12	563,500
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,056,007
3,060,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15	2,937,600
3,715,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,699,612
	R.H. Donnelley Corp.:
100,000	8.875% due 10/15/17	52,000
650,000	Senior Notes, 8.875% due 1/15/16	344,500
1,100,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	1,177,614
270,000	Sun Media Corp., 7.625% due 2/15/13	257,175
1,570,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	1,350,200
	Total Media	17,316,616
Multiline Retail — 0.6%
1,620,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	1,539,000
	Neiman Marcus Group Inc.:
1,400,000	7.125% due 6/1/28	1,183,000
1,090,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,068,200
	Total Multiline Retail	3,790,200
Specialty Retail — 0.3%
	AutoNation Inc., Senior Notes:
335,000	4.791% due 4/15/13 (d)	278,050
85,000	7.000% due 4/15/14	73,950
1,070,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	853,325

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Specialty Retail — 0.3% (continued)
345,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$357,506
460,000	Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16	296,700
	Total Specialty Retail	1,859,531
	TOTAL CONSUMER DISCRETIONARY	49,276,051
CONSUMER STAPLES — 0.9%
Beverages — 0.4%
2,330,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	2,417,375
Food & Staples Retailing — 0.1%
180,598	CVS Caremark Corp., Pass-Through Certificates, 5.298% due 1/11/27 (a)	162,832
	CVS Lease Pass-Through Trust:
103,282	5.880% due 1/10/28 (a)	91,405
634,856	6.036% due 12/10/28 (a)	587,734
	Total Food & Staples Retailing	841,971
Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:
610,000	7.250% due 6/15/10	567,300
432,000	8.875% due 3/15/11	397,440
	Total Food Products	964,740
Household Products — 0.1%
490,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	469,175
Tobacco — 0.1%
	Alliance One International Inc., Senior Notes:
110,000	8.500% due 5/15/12	103,675
790,000	11.000% due 5/15/12	807,775
	Total Tobacco	911,450
	TOTAL CONSUMER STAPLES	5,604,711
ENERGY — 7.8%
Energy Equipment & Services — 0.3%
560,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	553,000
750,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	759,375
270,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	275,400
	Total Energy Equipment & Services	1,587,775
Oil, Gas & Consumable Fuels — 7.5%
1,395,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,426,387
	Chesapeake Energy Corp., Senior Notes:
1,350,000	6.375% due 6/15/15	1,262,250
270,000	6.625% due 1/15/16	254,475
1,645,000	7.250% due 12/15/18	1,612,100
160,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	162,461
245,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	245,000
470,486	Corral Finans AB, Senior Secured Subordinated Bonds, 7.791% due 4/15/10 (a)(b)(d)	399,913
	El Paso Corp.:
	Medium-Term Notes:
2,050,000	7.375% due 12/15/12	2,082,527
1,330,000	7.750% due 1/15/32	1,312,831
125,000	Notes, 7.875% due 6/15/12	128,884
70,000	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	77,770
980,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66	969,663
1,530,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,522,350

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 7.5% (continued)
		Gazprom:
		Bonds:
159,710,000	RUB	6.790% due 10/29/09	$6,425,814
53,230,000	RUB	7.000% due 10/27/11	2,040,199
890,000		Loan Participation Notes, 6.212% due 11/22/16 (a)	805,094
61,340,000	RUB	Gazprom OAO, 6.950% due 8/6/09	2,477,194
655,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	668,100
2,990,000		KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13 (a)	3,049,800
		LUKOIL International Finance BV:
830,000		6.356% due 6/7/17 (a)	747,000
946,000		6.656% due 6/7/22 (a)	808,830
390,000		Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	366,600
		OPTI Canada Inc., Senior Secured Notes:
690,000		7.875% due 12/15/14	685,687
445,000		8.250% due 12/15/14	446,669
		Pemex Project Funding Master Trust:
5,640,000		6.625% due 6/15/35 (a)	5,595,771
1,107,000		Senior Bonds, 6.625% due 6/15/35	1,098,319
510,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	510,000
410,000		Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	365,925
		Petrozuata Finance Inc.:
1,782,326		8.220% due 4/1/17 (a)	1,860,303
881,261		8.220% due 4/1/17 (a)	918,715
1,245,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	236,550
660,000		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	643,500
550,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)	456,500
550,000		VeraSun Energy Corp., 9.375% due 6/1/17	324,500
355,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	321,275
630,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	601,650
		Williams Cos. Inc.:
1,060,000		Notes, 8.750% due 3/15/32	1,195,672
1,000,000		Senior Notes, 7.625% due 7/15/19	1,046,936
		Total Oil, Gas & Consumable Fuels	45,153,214
		TOTAL ENERGY	46,740,989
FINANCIALS — 6.5%
Commercial Banks — 2.9%
2,370,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	2,346,300
1,050,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(d)	1,033,410
		HSBK Europe BV:
1,700,000		7.250% due 5/3/17 (a)	1,415,250
730,000		7.250% due 5/3/17 (a)	604,440
		ICICI Bank Ltd., Subordinated Bonds:
1,840,000		6.375% due 4/30/22 (a)(d)	1,567,084
454,000		6.375% due 4/30/22 (a)(d)	381,655
104,829,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(f)	4,235,150
1,350,000		RSHB Capital, Notes, 7.125% due 1/14/14 (a)	1,322,055
		Russian Agricultural Bank, Loan Participation Notes:
1,232,000		7.175% due 5/16/13 (a)	1,210,563
1,529,000		6.299% due 5/15/17 (a)	1,361,575
		TuranAlem Finance BV, Bonds:
1,786,000		8.250% due 1/22/37 (a)	1,268,060
880,000		8.250% due 1/22/37 (a)	624,800
		Total Commercial Banks	17,370,342
Consumer Finance — 1.9%
400,000		AmeriCredit Corp., 8.500% due 7/1/15	307,000

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Consumer Finance — 1.9% (continued)
	Ford Motor Credit Co.:
	Notes:
50,000	7.875% due 6/15/10	$43,118
1,300,000	7.000% due 10/1/13	942,787
	Senior Notes:
1,650,000	8.026% due 6/15/11 (d)	1,292,145
115,000	9.875% due 8/10/11	94,460
210,000	5.460% due 1/13/12 (d)	155,157
380,000	12.000% due 5/15/15	321,783
	General Motors Acceptance Corp.:
5,820,000	Bonds, 8.000% due 11/1/31	3,144,342
2,040,000	Notes, 6.875% due 8/28/12	1,197,666
4,350,000	SLM Corp., 8.450% due 6/15/18	3,995,214
	Total Consumer Finance	11,493,672
Diversified Financial Services — 1.1%
350,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 12.180% due 10/1/12 (a)	334,250
350,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	208,250
550,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	445,500
290,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	294,639
	Leucadia National Corp., Senior Notes:
540,000	8.125% due 9/15/15	546,075
340,000	7.125% due 3/15/17	321,725
232,000	Residential Capital LLC, Junior Secured Notes, 9.625% due 5/15/15 (a)	77,720
	TNK-BP Finance SA:
1,750,000	7.500% due 7/18/16 (a)	1,570,625
1,490,000	Senior Notes, 7.875% due 3/13/18 (a)	1,337,275
	Vanguard Health Holdings Co.:
890,000	I LLC, Senior Discount Notes, step bond to yield 9.952% due 10/1/15	803,225
555,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	548,063
	Total Diversified Financial Services	6,487,347
Real Estate Investment Trusts (REITs) — 0.5%
30,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	27,150
2,275,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,155,562
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
175,000	6.500% due 6/1/16	167,125
690,000	6.750% due 4/1/17	658,950
	Total Real Estate Investment Trusts (REITs)	3,008,787
Real Estate Management & Development — 0.1%
325,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	180,375
1,750,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	813,750
	Total Real Estate Management & Development	994,125
	TOTAL FINANCIALS	39,354,273
HEALTH CARE — 2.3%
Health Care Equipment & Supplies — 0.1%
330,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	297,000
Health Care Providers & Services — 2.2%
620,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	629,300
1,300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,285,375
	HCA Inc.:
1,360,000	Notes, 6.375% due 1/15/15	1,128,800

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Health Care Providers & Services — 2.2% (continued)
400,000	Senior Notes, 6.500% due 2/15/16	$335,000
	Senior Secured Notes:
540,000	9.250% due 11/15/16	556,875
3,770,000	9.625% due 11/15/16 (b)	3,812,412
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,687,563
	Tenet Healthcare Corp., Senior Notes:
430,000	6.375% due 12/1/11	417,100
125,000	7.375% due 2/1/13	117,969
1,959,000	9.875% due 7/1/14	1,983,487
	Universal Hospital Services Inc.:
160,000	6.303% due 6/1/15 (d)	149,600
135,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	135,000
1,137,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	915,285
	Total Health Care Providers & Services	13,153,766
Pharmaceuticals — 0.0%
1,270,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	66,675
	TOTAL HEALTH CARE	13,517,441
INDUSTRIALS — 6.0%
Aerospace & Defense — 0.7%
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	1,190,250
	Hawker Beechcraft Acquisition Co.:
1,930,000	Senior Notes, 8.875% due 4/1/15 (b)	1,934,825
185,000	Senior Subordinated Notes, 9.750% due 4/1/17	182,225
845,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	861,900
	Total Aerospace & Defense	4,169,200
Airlines — 0.5%
	Continental Airlines Inc.:
205,348	8.388% due 5/1/22	162,289
	Pass-Through Certificates:
27,504	6.541% due 9/15/08	25,854
383,691	8.312% due 4/2/11 (f)	339,567
290,000	7.339% due 4/19/14	218,950
2,290,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	2,221,300
	Total Airlines	2,967,960
Building Products — 0.9%
	Associated Materials Inc.:
25,000	Senior Discount Notes, step bond to yield 7.090% due 3/1/14	16,875
1,560,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,563,900
	GTL Trade Finance Inc.:
1,060,000	7.250% due 10/20/17 (a)	1,073,671
2,036,000	7.250% due 10/20/17 (a)	2,053,434
680,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	418,200
1,130,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.542% due 3/1/14	480,250
	Total Building Products	5,606,330
Commercial Services & Supplies — 1.3%
712,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	755,610
900,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	913,500
1,618,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,605,865
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,160,500
1,295,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,042,475

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Commercial Services & Supplies — 1.3% (continued)
2,510,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (a)	$2,246,450
	Total Commercial Services & Supplies	7,724,400
Construction & Engineering — 1.2%
7,177,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	7,194,943
Industrial Conglomerates — 0.1%
	Sequa Corp., Senior Notes:
400,000	11.750% due 12/1/15 (a)	354,000
400,000	13.500% due 12/1/15 (a)(b)	354,000
	Total Industrial Conglomerates	708,000
Road & Rail — 0.7%
	Hertz Corp.:
750,000	Senior Notes, 8.875% due 1/1/14	705,937
1,860,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,650,750
	Kansas City Southern de Mexico, Senior Notes:
790,000	9.375% due 5/1/12	829,500
160,000	7.625% due 12/1/13	157,600
	Kansas City Southern Railway, Senior Notes:
190,000	7.500% due 6/15/09	193,088
820,000	8.000% due 6/1/15	842,550
	Total Road & Rail	4,379,425
Trading Companies & Distributors — 0.5%
595,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	538,475
1,370,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,191,900
1,415,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,025,875
	Total Trading Companies & Distributors	2,756,250
Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
370,000	10.554% due 5/15/15 (a)(d)	131,350
1,020,000	12.500% due 5/15/17 (a)	379,950
	Total Transportation Infrastructure	511,300
	TOTAL INDUSTRIALS	36,017,808
INFORMATION TECHNOLOGY — 0.9%
Electronic Equipment, Instruments & Components — 0.1%
	NXP BV/NXP Funding LLC:
635,000	Senior Notes, 9.500% due 10/15/15	431,800
530,000	Senior Secured Notes, 7.875% due 10/15/14	437,250
	Total Electronic Equipment, Instruments & Components	869,050
IT Services — 0.6%
520,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	463,450
1,240,000	First Data Corp., 9.875% due 9/24/15 (a)	1,071,050
	SunGard Data Systems Inc.:
325,000	Senior Notes, 9.125% due 8/15/13	331,500
1,775,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,797,188
	Total IT Services	3,663,188
Semiconductors & Semiconductor Equipment — 0.0%
80,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	65,200
Software — 0.2%
1,355,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,029,800
	TOTAL INFORMATION TECHNOLOGY	5,627,238

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
MATERIALS — 5.1%
Chemicals — 0.4%
	Georgia Gulf Corp., Senior Notes:
10,000	9.500% due 10/15/14	$7,400
2,035,000	10.750% due 10/15/16	1,007,325
415,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	388,025
495,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	522,225
1,190,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	612,850
220,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	188,100
	Total Chemicals	2,725,925
Containers & Packaging — 0.3%
705,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	622,163
805,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	760,725
390,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	325,650
575,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
	Total Containers & Packaging	1,708,538
Metals & Mining — 3.2%
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	1,080,323
2,320,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	2,267,800
2,950,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,131,806
2,100,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,205,000
575,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (b)(d)	460,000
850,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	792,625
1,530,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	1,507,050
250,000	Steel Dynamics Inc., Senior Notes 7.375% due 11/1/12	248,750
500,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	470,000
	Vale Overseas Ltd., Notes:
1,448,000	8.250% due 1/17/34	1,642,549
2,704,000	6.875% due 11/21/36	2,656,637
2,980,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	2,980,000
	Total Metals & Mining	19,442,540
Paper & Forest Products — 1.2%
2,110,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)	2,226,050
	Appleton Papers Inc.:
375,000	Senior Notes, 8.125% due 6/15/11	345,000
715,000	Senior Subordinated Notes, 9.750% due 6/15/14	568,425
	NewPage Corp., Senior Secured Notes:
975,000	9.051% due 5/1/12 (d)	918,937
1,120,000	10.000% due 5/1/12	1,092,000
2,130,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	1,821,150
	Total Paper & Forest Products	6,971,562
	TOTAL MATERIALS	30,848,565
TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 2.6%
	Axtel SAB de CV:
1,996,000	7.625% due 2/1/17 (a)	1,951,090
1,714,000	Senior Notes, 7.625% due 2/1/17 (a)	1,671,150
120,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	92,700
635,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	549,275
	Hawaiian Telcom Communications Inc.:
340,000	Senior Notes, 9.750% due 5/1/13	95,200
535,000	Senior Subordinated Notes, 12.500% due 5/1/15	96,300

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Diversified Telecommunication Services — 2.6% (continued)
1,505,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	$1,585,894
25,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	24,063
	Level 3 Financing Inc.:
70,000	6.845% due 2/15/15 (d)	56,875
1,105,000	Senior Notes, 9.250% due 11/1/14	1,019,362
670,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	648,225
1,520,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,390,800
85,000	Qwest Corp., Notes, 6.026% due 6/15/13 (d)	79,050
1,255,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,022,825
1,708,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	1,582,035
1,030,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	996,426
1,200,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,149,000
155,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	159,650
1,225,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,218,875
	Total Diversified Telecommunication Services	15,388,795
Wireless Telecommunication Services — 1.5%
630,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	727,650
1,090,000	America Movil SAB de CV, 5.625% due 11/15/17	1,061,984
260,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	259,025
1,105,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	898,364
170,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	175,312
	Rural Cellular Corp.:
260,000	Senior Notes, 9.875% due 2/1/10	267,800
440,000	Senior Subordinated Notes, 5.682% due 6/1/13 (d)	451,000
6,510,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	5,208,000
	Total Wireless Telecommunication Services	9,049,135
	TOTAL TELECOMMUNICATION SERVICES	24,437,930
UTILITIES — 4.1%
Electric Utilities — 0.6%
2,050,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	2,190,938
581,000	Enersis SA, Notes, 7.375% due 1/15/14	618,568
550,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	596,750
	Total Electric Utilities	3,406,256
Gas Utilities — 0.2%
1,480,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,354,200
Independent Power Producers & Energy Traders — 3.3%
	AES Corp., Senior Notes:
525,000	9.375% due 9/15/10	553,875
670,000	8.875% due 2/15/11	700,150
1,940,000	7.750% due 3/1/14	1,940,000
1,500,000	7.750% due 10/15/15	1,492,500
1,150,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	1,066,625
	Edison Mission Energy, Senior Notes:
690,000	7.750% due 6/15/16	693,450
550,000	7.200% due 5/15/19	530,750
765,000	7.625% due 5/15/27	694,237
8,080,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	8,019,400
845,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	842,887

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Independent Power Producers & Energy Traders — 3.3% (continued)
	NRG Energy Inc., Senior Notes:
450,000	7.250% due 2/1/14	444,938
2,850,000	7.375% due 2/1/16	$2,821,500
	Total Independent Power Producers & Energy Traders	19,800,312
	TOTAL UTILITIES	24,560,768
	TOTAL CORPORATE BONDS & NOTES (Cost — $306,383,021)	275,985,774
ASSET-BACKED SECURITIES — 0.0%
FINANCIALS — 0.0%
Home Equity — 0.0%
110,125	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (a)(e)	11
	Sail Net Interest Margin Notes:
42,974	7.000% due 7/27/33 (a)(e)	108
14,101	7.000% due 7/27/33 (a)(e)	1
	TOTAL ASSET-BACKED SECURITIES (Cost — $166,856)	120
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
	Federal National Mortgage Association (FNMA) STRIPS, IO:
7,487,075	5.500% due 1/1/33 (e)	1,990,710
9,296,391	5.500% due 6/1/33 (e)	2,480,642
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,751,480)	4,471,352
COLLATERALIZED SENIOR LOANS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
	Ashmore Energy International:
131,105	Synthetic Revolving Credit Facility, 8.250% due 3/30/14 (d)	120,289
956,142	Term Loan, 5.801% due 3/30/14 (d)	877,260
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,084,960)	997,549
MORTGAGE-BACKED SECURITIES — 32.4%
FHLMC — 15.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
1,907,240	5.914% due 10/1/36 (d)	1,946,507
4,092,447	5.733% due 3/1/37 (d)	4,172,444
3,389,981	5.888% due 5/1/37 (d)	3,456,585
180,064	6.116% due 9/1/37 (d)	183,268
3,913,535	5.828% due 11/1/37 (d)	3,996,834
3,710,781	5.619% due 12/1/37 (d)	3,763,120
	Gold:
36,015,379	5.500% due 11/1/37-1/1/38	35,557,408
40,000,000	5.000% due 9/11/38 (g)	38,431,240
1,600,000	5.500% due 9/11/38 (g)	1,577,750
	Total FHLMC	93,085,156
FNMA — 13.9%
	Federal National Mortgage Association (FNMA):
12,450,000	5.500% due 9/16/23-9/11/38 (g)	12,352,005
500,000	6.000% due 9/16/23 (g)	512,109
2,657,341	5.000% due 6/1/35	2,568,701
870,767	6.500% due 7/1/36	896,876
10,372,911	6.000% due 10/1/37	10,486,117
54,600,000	5.000% due 9/11/38-10/14/38 (g)	52,462,768

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†		Security	Value
FNMA — 13.9% (continued)
4,100,000		6.500% due 9/11/38 (g)	$4,217,235
		Total FNMA	83,495,811
GNMA — 3.0%
		Government National Mortgage Association (GNMA):
300,000		6.500% due 8/20/38	309,150
17,100,000		6.500% due 9/22/38 (g)	17,605,761
		Total GNMA	17,914,911
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $192,992,652)	194,495,878
SOVEREIGN BONDS — 9.6%
Argentina — 0.4%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (c)	446,836
1,100,000	EUR	10.250% due 1/26/07 (c)	479,830
1,729,117	EUR	8.000% due 2/26/08 (c)	732,073
1,550,000	DEM	11.750% due 11/13/26 (c)	319,552
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (c)	224,831
		Total Argentina	2,203,122
Brazil — 3.0%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	9.762% due 1/1/10	579
32,108,000	BRL	9.762% due 7/1/10	18,321,189
		Total Brazil	18,321,768
Colombia — 0.7%
		Republic of Colombia:
544,000		11.750% due 2/25/20	799,680
2,852,000		7.375% due 9/18/37	3,132,922
		Total Colombia	3,932,602
Ecuador — 0.4%
2,765,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	2,460,850
Indonesia — 1.0%
		Republic of Indonesia:
15,399,000,000	IDR	10.250% due 7/15/22	1,452,582
28,956,000,000	IDR	11.000% due 9/15/25	2,839,280
525,000		8.500% due 10/12/35 (a)	564,375
11,646,000,000	IDR	9.750% due 5/15/37	998,794
		Total Indonesia	5,855,031
Mexico — 0.2%
		United Mexican States:
148,000		11.375% due 9/15/16	204,610
		Medium-Term Notes:
4,000		5.625% due 1/15/17	4,048
1,046,000		6.750% due 9/27/34	1,127,065
		Total Mexico	1,335,723
Panama — 1.1%
		Republic of Panama:
1,275,000		9.375% due 4/1/29	1,692,562

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Panama — 1.1% (continued)
4,820,000	6.700% due 1/26/36	$4,947,730
	Total Panama	6,640,292
Peru — 0.4%
	Republic of Peru:
278,000	8.750% due 11/21/33	360,705
1,774,000	Bonds, 6.550% due 3/14/37	1,822,785
50,000	Global Bonds, 7.350% due 7/21/25	56,250
	Total Peru	2,239,740
Russia — 0.6%
2,196,000	Russian Federation, 12.750% due 6/24/28 (a)	3,860,089
Venezuela — 1.8%
	Bolivarian Republic of Venezuela:
365,000	8.500% due 10/8/14	340,363
10,497,000	5.750% due 2/26/16	8,135,175
475,000	7.650% due 4/21/25	363,375
	Collective Action Securities:
1,608,000	9.375% due 1/13/34	1,402,980
875,000	Notes, 10.750% due 9/19/13	899,062
	Total Venezuela	11,140,955
	TOTAL SOVEREIGN BONDS (Cost — $57,325,584)	57,990,172
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.7%
U.S. Government Agencies — 4.7%
	Federal Home Loan Bank (FHLB):
21,000,000	2.589% due 1/8/09 (d)	20,988,849
6,000,000	Bonds, 2.450% due 9/11/08	5,999,556
410,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 5.125% due 4/18/11	427,873
1,000,000	Federal National Mortgage Association (FNMA), 5.625% due 11/15/21	1,005,540
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $28,405,296)	28,421,818
U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.9%
	U.S. Treasury Bonds, Inflation Indexed:
3,208,188	2.000% due 1/15/26	3,142,022
998,237	2.375% due 1/15/27	1,033,176
2,475,418	1.750% due 1/15/28	2,320,318
	U.S. Treasury Notes, Inflation Indexed:
771,729	2.000% due 1/15/16	797,354
1,779,466	2.375% due 1/15/17	1,889,015
1,794,809	2.625% due 7/15/17	1,948,771
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $10,827,549)	11,130,656

Shares
COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,085,181	Home Interiors & Gifts Inc. (e)(f)* (Cost - $853,389)	2
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
30,500	Ford Motor Co., 7.400%	312,930

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

Shares		Security	Value
Automobiles — 0.1% (continued)
1,900		Ford Motor Co., 8.000%	$19,912
		TOTAL CONSUMER DISCRETIONARY	332,842
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
2,600		Preferred Plus Trust, Series FRD-1, 7.400%	26,000
9,700		Saturns, Series F 2003-5, 8.125%	101,462
		TOTAL FINANCIALS	127,462
		TOTAL PREFERRED STOCKS (Cost — $738,393)	460,304

Warrants
WARRANT — 0.0%
2,675		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $82,925)	95,631
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $603,612,105)	574,049,256

Face Amount†
SHORT-TERM INVESTMENTS — 4.5%
Sovereign Bonds — 2.6%
		Bank Negara Malaysia Islamic Notes:
478,000	MYR	Zero coupon bond to yield 3.260% due 9/16/08	140,681
440,000	MYR	Zero coupon bond to yield 3.214% due 9/25/08	129,400
300,000	MYR	Zero coupon bond to yield 3.450% due 10/7/08	88,112
202,000	MYR	Zero coupon bond to yield 3.430% due 10/28/08	59,216
		Bank Negara Malaysia Monetary Notes:
85,000	MYR	Zero coupon bond to yield 3.380% due 9/4/08	25,043
150,000	MYR	Zero coupon bond to yield 12.700% due 9/23/08	44,171
958,000	MYR	Zero coupon bond to yield 3.430% due 10/7/08	281,376
302,000	MYR	Zero coupon bond to yield 3.260% due 10/21/08	88,591
223,000	MYR	Zero coupon bond to yield 3.265% due 10/21/08	65,426
842,000	MYR	Zero coupon bond to yield 3.254% due 11/13/08	246,418
300,000	MYR	Zero coupon bond to yield 3.280% due 11/25/08	87,654
700,000	MYR	Zero coupon bond to yield 3.440% due 2/17/09	202,836
		Egypt Treasury Bills:
56,850,000	EGP	Zero coupon bond to yield 7.570% due 10/28/08	10,461,852
20,625,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08	3,749,145
		Total Sovereign Bonds (Cost — $15,389,739)	15,669,921
U.S. Government Agency — 0.2%
1,260,000		Federal National Mortgage Association (FNMA), Discount Notes, 1.384%-1.957% due 12/15/08 (h)(i) (Cost - $1,253,374)	1,250,517
Repurchase Agreement — 1.7%
9,963,000		Morgan Stanley tri-party repurchase agreement dated 8/29/08, 2.030% due 9/2/08; Proceeds at maturity - $9,965,247; (Fully collateralized by various U.S. government agency obligations, 4.250% to 4.700% due 7/22/11 to 2/26/15; Market value - $10,177,087) (Cost - $9,963,000)	9,963,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $26,606,113)	26,883,438
		TOTAL INVESTMENTS — 100.0% (Cost — $630,218,218#)	$600,932,694

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2008

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	-	Brazilian Real
	DEM	-	German Mark
	EGP	-	Egyptian Pound
	EUR	-	Euro
	IDR	-	Indonesian Rupiah
	IO	-	Interest Only
	MYR	-	Malaysian Ringgit
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble
	STRIPS	-	Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been

Notes to Schedule of Investments (unaudited) (continued)

stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations.  Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the

Notes to Schedule of Investments (unaudited) (continued)

notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

 The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$600,932,694	$460,304	$600,132,821	$339,569
Other Financial Instruments*	(16,122,904)	422,316	(16,545,220)	—
Total	$584,809,790	$882,620	$583,587,601	$339,569

* Other financial instruments may include written options, futures, swaps and forward contracts.

IF THERE ARE LEVEL 3 SECURITIES:

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities
Balance as of May 31, 2008	$2
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	339,567
Balance as of August 31, 2008	$339,569

3.  Investments

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,982,798
Gross unrealized depreciation	(40,268,322)
Net unrealized depreciation	$(29,285,524)

At August 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to buy:
Eurodollar	100	3/09	$24,198,000	$24,260,000	$62,000
Eurodollar	75	6/09	18,109,125	18,171,563	62,438
					124,438
Contracts to sell:
Australian Dollar	16	9/08	$1,498,000	$1,368,640	$129,360
Eurodollar	32	9/08	6,229,440	5,852,400	377,040
U.S. Treasury Bond	48	12/08	5,620,885	5,631,000	(10,115)
U.S. Treasury 2 Year Note	45	12/08	9,545,837	9,552,656	(6,819)
U.S. Treasury 5 Year Note	310	12/08	34,640,192	34,700,625	(60,433)
U.S. Treasury 10 Year Note	428	12/08	49,302,845	49,434,000	(131,155)
					297,878
Net Unrealized Gain on Open Futures Contracts					$422,316

At August 31, 2008, the Fund had the following open forward foreign currency contracts:

	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN(LOSS)
Contracts to buy:
Indian Rupee	25,066,600	$569,579	9/16/08	$(8,392)
Indian Rupee	20,906,950	475,060	9/16/08	(11,261)
Indian Rupee	16,610,000	377,423	9/16/08	(5,826)
				(25,479)
Contracts to sell:
British Pound	1,683,000	$3,050,885	11/5/08	$274,470
Net Unrealized Gain on open forward foreign currency contracts				$248,991

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2008, the Fund had the following open swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UNREALIZED APPRECIATION/ (DEPRECIATION)
Interest Rate Swaps:
Barclay’s Capital Inc.	$9,300,000	4/11/10	6-Month EURIBOR	4.280%	$(134,902)
Barclay’s Capital Inc.	1,900,000	4/11/18	4.466%	6-Month EURIBOR	44,829
Barclay’s Capital Inc.	7,100,000	4/14/10	6-Month EURIBOR	4.254%	(107,032)
Barclay’s Capital Inc.	1,500,000	4/14/18	4.440%	6-Month EURIBOR	39,783
Barclay’s Capital Inc.	1,300,000	5/12/10	6-Month EURIBOR	4.441%	(14,045)
Credit Suisse First Boston Inc.	12,800,000	6/2/12	3-Month LIBOR	4.790%	89,554
Credit Suisse First Boston Inc.	3,100,000	6/2/20	5.223%	3-Month LIBOR	(75,045)
Lehman Brothers Inc.	2,500,000	6/16/20	5.247%	3-Month LIBOR	(63,872)
Lehman Brothers Inc.	1,250,000	6/17/20	5.329%	3-Month LIBOR	(39,502)
Lehman Brothers Inc.	5,120,000	6/17/12	3-Month LIBOR	5.140%	66,407
Lehman Brothers Inc.	10,230,000	6/16/12	3-Month LIBOR	4.950%	98,127
					$(95,698)
Credit Default Swaps:
Barclay’s Capital Inc. (CDX North America Crossover Index)	148,500,000	12/20/12	(a)	3.750%	$(16,698,513)
Net Unrealized Depreciation on open swap contracts					$(16,794,211)

(a) As a seller of protection, the Fund will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	October 29, 2008